Schedule I - Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 1,002.0
Fair Value	1,208.8
Amount at which shown in balance sheet	1,204.8	$ 1,288.9
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	802.9	871.5
Fair Value	993.3	1,028.7
Amount at which shown in balance sheet	993.3
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3.1
Fair Value	3.2
Amount at which shown in balance sheet	3.2
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	4.7
Fair Value	5.6
Amount at which shown in balance sheet	5.6
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	8.4
Fair Value	10.5
Amount at which shown in balance sheet	10.5
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	28.7
Fair Value	29.0
Amount at which shown in balance sheet	29.0
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3.5
Fair Value	3.3
Amount at which shown in balance sheet	3.3
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	39.6
Fair Value	41.7
Amount at which shown in balance sheet	41.7
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	588.6
Fair Value	742.1
Amount at which shown in balance sheet	742.1
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	126.3
Fair Value	157.9
Amount at which shown in balance sheet	157.9
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	74.0	85.7
Fair Value	86.4	$ 93.6
Amount at which shown in balance sheet	86.4
Common Stock
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.1
Fair Value	0.6
Amount at which shown in balance sheet	0.6
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	73.9
Fair Value	85.8
Amount at which shown in balance sheet	85.8
Commercial mortgage loans on real estate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	78.7
Fair Value	82.7
Amount at which shown in balance sheet	78.7
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6.7
Fair Value	6.7
Amount at which shown in balance sheet	6.7
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	39.7
Fair Value	39.7
Amount at which shown in balance sheet	$ 39.7